Retirement Benefits - Narrative (Details) - Pension defined benefit plans $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Employer contributions to defined benefit pension plans	$ 0.7
Top of range | Netherlands
Disclosure of defined benefit plans [line items]
Percentage of average local funding requirement for additional payments	105.00%